Deposits, Prepayment and Other Receivables (Details) - HKD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deposits, Prepayment And Other Receivables [Line Items]
Prepaid insurance	$ 1,184	$ 272
Prepaid renovation	25,241	1,603
Rental deposits / prepaid rent	1,535	1,536
Other receivables	5,614	1,422
Deposits, prepayment and other receivables	$ 33,574	$ 4,833